FINANCIAL RISK MANAGEMENT - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	May 04, 2021
Disclosure of detailed information about financial instruments [line items]
Average period of commitments for foreign currency of receivables and payables	6 months
Net exposure to foreign exchange rate variation in other countries	R$ 0
Percentage of borrowings linked to CDI rate	99.40%
Scenario I - Depreciation 25% (4.2765 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	4.2765
Foreign exchange rate, percentage of decrease	25.00%
Scenario II - Depreciation 50% (2.8510 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	2.851
Foreign exchange rate, percentage of decrease	50.00%
Scenario Two [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Borrowings interest rate	12.81%
Scenario Three [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	50.00%
Borrowings interest rate	15.38%
Probable scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Period of future interest rates are considered in sensitivity analysis	90 days
Borrowings interest rate	10.25%
Probable scenario [Member] | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Period of future currency rates are considered in sensitivity analysis	90 days
Closing foreign exchange rate	5.7021
Natura Cosmticos SA [Member] | ESG debt securities (“Notes ESG”)
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		4.125%